Combined Carve-out Statements of Comprehensive Loss - USD ($) $ in Thousands	4 Months Ended	12 Months Ended
	May 06, 2025	Dec. 31, 2024	Dec. 31, 2023
Net loss:		$ 6	$ 0
Other comprehensive loss:
Other comprehensive loss for the period		0
Total comprehensive loss for the period		6
Costamare Bulkers Holdings Limited Predecessor [Member]
Net loss:	$ (30,775)	(98,255)	(147,697)
Other comprehensive loss:
Unrealized loss on cash flow hedges, net (Notes 13 and 15)	0	(2,879)	(6,748)
Reclassification of amount excluded from the interest rate caps assessment of effectiveness based on an amortization approach to Interest and finance costs (Notes 11, 13 and 15)	0	1,975	1,661
Other comprehensive loss for the period	0	(904)	(5,087)
Total comprehensive loss for the period	$ (30,775)	$ (99,159)	$ (152,784)